Interest and investment income, net (Tables)	12 Months Ended
Dec. 31, 2024
Interest and investment income, net
Schedule of interest and investment income, net

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Unrealized investment income/(loss) of short-term investments	(40,405,563)	(202,012,339)	125,179,719	17,149,551
Realized investment income of short-term investments	154,931,404	300,705,577	191,828,265	26,280,365
Unrealized investment (loss)/income of long-term investments	(58,356,978)	645,974,321	(131,604,073)	(18,029,685)
Realized investment loss of long-term investments	(8,550,287)	(659,477,110)	—	—
Investment income of structured deposits	3,815,277	59,394,774	49,039,769	6,718,421
Interest income, net	54,793,874	110,747,398	145,618,456	19,949,647
Income from the repurchase of convertible senior notes	10,028,456	—	—	—
Interest expense of convertible senior notes	(3,439,972)	—	—	—
	112,816,211	255,332,621	380,062,136	52,068,299

Schedule of gain/(loss) on derivative instruments

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Unrealized investment income/(loss) of derivative instruments	(180,503,919)	(149,741,836)	222,975,608	30,547,533
Realized investment income/(loss) of derivative instruments	110,083,438	303,576,774	(203,518,248)	(27,881,886)
	(70,420,481)	153,834,938	19,457,360	2,665,647